Property, plant and equipment - Disclosure of information in relation to right-of-use assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Property, plant and equipment [abstract]
Interest expense on lease liabilities	£ (24)	£ (18)
Lease income	409	385
Expense relating to short-term and low-value leases	(19)	(14)
Variable lease payments included in lease income	£ 394	£ 374